Business combinations (Details 3)	May 23, 2022	Apr. 05, 2022	Apr. 16, 2021	Mar. 25, 2021	Mar. 13, 2021	Jan. 21, 2021	Nov. 09, 2020	Nov. 03, 2020	Jul. 20, 2020
Brand names [member]
IfrsStatementLineItems [Line Items]
Valuation technique									Relief from royalty This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.
Brand names [member] | Glic [Member]
IfrsStatementLineItems [Line Items]
Valuation technique	Relief from royalty This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique		Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.					Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.
Customer-related intangible assets [member] | Glic [Member]
IfrsStatementLineItems [Line Items]
Valuation technique	Multi-period excess earnings method The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique			Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.	Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.	Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.	Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.			Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.
Technology-based intangible assets [member] | Glic [Member]
IfrsStatementLineItems [Line Items]
Valuation technique	Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.